RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
23.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2013, 2012 and 2011, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2013	2012	2011
Transactions with affiliated companies
Chin Son, Limited(1)	Purchase of property and equipment	$—	$—	$1,756
Crown’s subsidiary	Consultancy fee expense	370	428	461
	Purchase of property and equipment	371	351	307
	Software license fee expense	312	312	—
Lisboa Holdings Limited(1)	Office rental expense	895	1,157	1,493
Melco’s subsidiaries and its associated companies	Consultancy fee expense	643	483	509
	Office rental expense	308	586	533
	Purchase of property and equipment	597	1,479	186
	Service fee expense(3)	802	646	502
	Other service fee income	510	345	307
	Rooms and food and beverage income	49	161	221
Melco Crown Entertainment Charity Association(2)	Donation expense	—	—	120
Shun Tak Holdings Limited and its subsidiaries (referred to as “Shun Tak Group”)(1)	Office rental expense	171	136	124
	Traveling expense(4)	2,962	2,976	2,794
	Rooms and food and beverage income	36	77	445
Sky Shuttle Helicopters Limited (“Sky Shuttle”)(1)	Traveling expense	1,809	1,711	2,008
Sociedade de Jogos de Macau S.A. (“SJM”)(1)	Traveling expense(4)	570	327	482
Sociedade de Turismo e Diversões de Macau, S.A. and its subsidiaries (the “STDM Group”)(1)	Advertising and promotional expenses	49	88	116
	Office rental expense	1,405	1,404	807
	Service fee expense	222	216	113
	Traveling expense(4)	113	33	115
Transactions with shareholders
Crown	Consultancy fee capitalized in deferred financing costs	—	222	—
Melco	Development costs	—	3,000	—
	Interest expense	—	—	174

Notes

(1)	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has/have beneficial interests.
(2)	An association of which certain subsidiaries of the Company are directors.
(3)	The amounts mainly represent the Company’s reimbursement to Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer.
(4)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.
(a)	Amounts Due From Affiliated Companies

The outstanding balances arising from operating income or prepayment of operating expenses as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
Melco’s subsidiary and its associated company	$20	$1,312
Shun Tak Group	3	10

	$23	$1,322

The maximum amounts outstanding due from Melco’s subsidiary during the years ended December 31, 2013 and 2012 were $1,312 and $1,740, respectively. The maximum amounts outstanding due from Melco’s associated company during the years ended December 31, 2013 and 2012 were $65 and $4, respectively.

The maximum amounts outstanding due from Shun Tak Group during the years ended December 31, 2013 and 2012 were $15 and $110, respectively.

The outstanding balances due from affiliated companies as of December 31, 2013 and 2012 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(b)	Amounts Due To Affiliated Companies

The outstanding balances arising from operating expenses and expenses paid by affiliated companies on behalf of the Group as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
Crown’s subsidiary	$474	$12
Melco’s subsidiaries and its associated company	1,403	369
Shun Tak Group	259	283
SJM	445	71
Sky Shuttle	151	159
STDM Group	168	55

	$2,900	$949

The outstanding balances due to affiliated companies as of December 31, 2013 and 2012 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(c)	Amount Due To A Shareholder

The amount of $79 due to Melco as of December 31, 2013, mainly arising from expenses paid by Melco on behalf of the Group. The balance was unsecured, non-interest bearing and repayable on demand.